INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets, net
Intangible assets, gross		¥ 422,975			¥ 1,752,835
Less: Accumulated amortization		(80,281)			(108,863)
Total		342,694		$ 252,674	1,643,972
Unfavorable lease
Unfavorable lease agreements		3,924			3,924
Less: Accumulated amortization		(3,102)			(3,232)
Unfavorable lease agreements, net		822			692
Amortization expense of intangible assets	¥ 31,009	17,173	¥ 13,415
Franchise agreement
Intangible assets, net
Intangible assets, gross		11,000			69,691
Non-compete agreement
Intangible assets, net
Intangible assets, gross		400			400
Favorable lease agreements
Intangible assets, net
Intangible assets, gross		135,874			255,657
Purchased software
Intangible assets, net
Intangible assets, gross		55,101			64,694
Brand name
Intangible assets, net
Intangible assets, gross		28,600			1,170,393
Master brand agreement
Intangible assets, net
Intangible assets, gross		¥ 192,000			¥ 192,000